Supplemental Financial Information (Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other deductions		$ (123.4)	$ (103.6)	$ (111.7)
AOCI reclassed to Retained Earnings before tax	$ 1.6
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance, beginning of period	0.8	2.2	0.8
Other comprehensive loss before reclassifications		(4.5)	(0.6)
Amounts reclassified from accumulated other comprehensive income to earnings		(1.3)	3.0
Other comprehensive income / (loss)		(5.8)	2.4	0.5
Balance, end of period		(3.6)	2.2	0.8
AOCI reclassed to Retained Earnings, net of tax	1.0		(1.0)
Income Tax Expense (Benefit)		(21.8)	0.7	(5.0)
Interest and Debt Expense		82.2	98.0	110.0
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax		55.0	70.5	(127.4)
Income tax expense / (benefit) from discontinued operations		15.6	30.0	(20.3)
Revenues		763.3	775.9	743.9
Accumulated Net Investment Gain (Loss) Attributable to Parent [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance, beginning of period	1.0	0.0	1.0
Other comprehensive loss before reclassifications		0.0	0.0
Amounts reclassified from accumulated other comprehensive income to earnings		0.0	0.0
Other comprehensive income / (loss)		0.0	0.0
Balance, end of period		0.0	0.0	1.0
AOCI reclassed to Retained Earnings, net of tax			(1.0)
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance, beginning of period	14.7	17.0	14.7
Other comprehensive loss before reclassifications		(1.0)	(0.1)
Amounts reclassified from accumulated other comprehensive income to earnings		(1.5)	2.4
Other comprehensive income / (loss)		(2.5)	2.3
Balance, end of period		14.5	17.0	14.7
AOCI reclassed to Retained Earnings, net of tax			0.0
Accumulated Defined Benefit Plans Adjustment Attributable to Parent [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance, beginning of period	$ (14.9)	(14.8)	(14.9)
Other comprehensive loss before reclassifications		(3.5)	(0.5)
Amounts reclassified from accumulated other comprehensive income to earnings		0.2	0.6
Other comprehensive income / (loss)		(3.3)	0.1
Balance, end of period		(18.1)	(14.8)	(14.9)
AOCI reclassed to Retained Earnings, net of tax			0.0
Adjustments for New Accounting Pronouncement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
AOCI reclassed to Retained Earnings before tax			1.6
AOCI Attributable to Parent, Net of Tax [Roll Forward]
AOCI reclassed to Retained Earnings, net of tax			1.0
Reclassification out of Accumulated Other Comprehensive Income [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Net income (loss)		(1.3)	3.0	(7.1)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Net Investment Gain (Loss) Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other deductions		0.0	0.0	(0.1)
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Income Tax Expense (Benefit)		0.0	0.0	0.0
Net income (loss)		0.0	0.0	(0.1)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Income Tax Expense (Benefit)		(0.1)	(0.4)	(0.3)
Net income (loss)		(1.1)	(0.8)	(0.7)
Interest and Debt Expense		1.2	1.2	1.0
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax		0.0	4.4	(11.4)
Income tax expense / (benefit) from discontinued operations		0.4	1.2	(4.1)
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax		(0.4)	3.2	(7.3)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Defined Benefit Plans Adjustment Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other deductions		0.2	0.8	1.5
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Income Tax Expense (Benefit)		0.0	0.2	0.5
Net income (loss)		$ 0.2	$ 0.6	$ 1.0